Goodwill and Other Intangibles (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 unit	Dec. 31, 2012	Dec. 31, 2011
Intangible assets
Number of reporting units	2
Goodwill	$ 26,542,000,000	$ 26,395,000,000	$ 26,458,000,000
Goodwill, period increase (decrease)	147,000,000
Finite-lived intangible assets weighted average useful life (in years)	13 years
Amortization expense related to finite-lived intangible assets	494,000,000	486,000,000	452,000,000
Anticipated annual amortization expenses
Anticipated annual amortization expenses, 2014	457,000,000
Anticipated annual amortization expenses, 2015	427,000,000
Anticipated annual amortization expenses, 2016	398,000,000
Anticipated annual amortization expenses, 2017	375,000,000
Anticipated annual amortization expenses, 2018	357,000,000
Intangible assets, gross carrying amount	13,038,000,000	12,945,000,000
Finite-lived intangible asset, accumulated amortization	(3,509,000,000)	(3,192,000,000)
Intangible assets, net carrying amount	9,529,000,000	9,753,000,000
Customer contracts and relationships and covenants not to compete
Intangible assets
Finite-lived intangible assets weighted average useful life (in years)	12 years 6 months
Anticipated annual amortization expenses
Intangible assets, gross carrying amount	5,840,000,000	5,745,000,000
Finite-lived intangible asset, accumulated amortization	(3,083,000,000)	(2,812,000,000)
Intangible assets, net carrying amount	2,757,000,000	2,933,000,000
Favorable leases and other
Intangible assets
Finite-lived intangible assets weighted average useful life (in years)	17 years 1 month
Anticipated annual amortization expenses
Intangible assets, gross carrying amount	800,000,000	802,000,000
Finite-lived intangible asset, accumulated amortization	(426,000,000)	(380,000,000)
Intangible assets, net carrying amount	374,000,000	422,000,000
Trademarks (indefinitely-lived)
Intangible assets
Indefinite-lived intangible assets	6,400,000,000	6,400,000,000
Anticipated annual amortization expenses
Intangible assets, gross carrying amount	6,398,000,000	6,398,000,000
Finite-lived intangible asset, accumulated amortization	0	0
Intangible assets, net carrying amount	6,398,000,000	6,398,000,000
Acquisition in 2007 [Member]
Intangible assets
Goodwill, period increase (decrease)	160,000,000
Pharmacy Services Segment
Intangible assets
Goodwill	19,658,000,000	19,646,000,000	19,657,000,000
Goodwill, period increase (decrease)	12,000,000
Retail Pharmacy Segment
Intangible assets
Goodwill	6,884,000,000	6,749,000,000	6,801,000,000
Goodwill, period increase (decrease)	135,000,000
Corporate Segment [Member]
Intangible assets
Goodwill	0	0	0
Goodwill, period increase (decrease)	$ (25,000,000)